INTANGIBLE ASSETS AND GOODWILL, NET (Details 5)	Dec. 31, 2018		Dec. 31, 2017
Prima AFP - AFP Unión Vida [Member]
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	1.00%		1.00%
Discount rate used in current measurement of fair value less costs of disposal	10.73%		9.41%
Credicorp Capital Colombia S.A. [Member]
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	3.80%		3.80%
Discount rate used in current measurement of fair value less costs of disposal	14.65%		12.63%
Banco de Crédito del Perú [Member]
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	5.00%		5.00%
Discount rate used in current measurement of fair value less costs of disposal	11.15%		11.46%
Atlantic Security Holding Corporation [Member]
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	2.00%		2.00%
Discount rate used in current measurement of fair value less costs of disposal	10.07%		10.31%
Mibanco - Edyficar Perú [Member]
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	3.00%		3.00%
Discount rate used in current measurement of fair value less costs of disposal	14.18%		12.43%
Credicorp Capital Holding Chile - Inversiones IMT [Member]
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	5.25%		5.25%
Discount rate used in current measurement of fair value less costs of disposal	13.68%		11.72%
Pacífico Seguros [Member]
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	5.00%	[1]	5.00%
Pacífico Seguros [Member] | Fees One [Member]
Disclosure of detailed information about intangible assets [line items]
Discount rate used in current measurement of fair value less costs of disposal	12.05%	[1]	11.24%
Pacífico Seguros [Member] | Fees Two [Member]
Disclosure of detailed information about intangible assets [line items]
Discount rate used in current measurement of fair value less costs of disposal	14.00%	[1]	12.38%

[1]	As of December 31, 2018, corresponds to the discount rates used to determine the recoverable value for the general and life insurance business lines cash flows that comprise the merged entity in 2017 period, see Note 2(c).